Stockholders' Equity (Deficit), Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based Compensation Expense [Abstract]
Stock-based compensation expense	$ 17,539	$ 10,149	$ 6,496
Research and Development Expenses [Member]
Stock-based Compensation Expense [Abstract]
Stock-based compensation expense	8,630	4,576	827
General and Administrative Expenses [Member]
Stock-based Compensation Expense [Abstract]
Stock-based compensation expense	$ 8,909	$ 5,573	$ 5,669